8. Deferred Taxes (Details - Deferred tax balances) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 507,880	$ 504,476	$ 666,999
Deferred tax liability	(3,258,194)	(3,062,046)	(3,431,733)
Net change in deferred tax liability	(2,750,314)	(2,557,571)	(2,764,734)
Deferred tax expense (income) recognised in profit or loss	15,867	(130,306)	(122,386)
Deferred Assets [Member] | Write off of intangibles [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	507,880	501,880	611,712
Deferred Assets [Member] | Mark to market on derivative instruments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset			52,013
Deferred Assets [Member] | Bad debt provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset		2,596	3,061
Deferred Assets [Member] | Other Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset			213
(Charged) Net [Member] | Write off of intangibles [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net change in deferred tax liability	507,880	501,880	611,712
(Charged) Net [Member] | Write off of tangibles [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net change in deferred tax liability	(48,009)	(149,164)	(120,387)
(Charged) Net [Member] | Accounting of investment properties [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net change in deferred tax liability	(948,648)	(1,107,110)	(1,436,973)
(Charged) Net [Member] | Mark to market on derivative instruments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net change in deferred tax liability			52,013
(Charged) Net [Member] | Loss on investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net change in deferred tax liability	(263,732)	(231,484)	(268,103)
(Charged) Net [Member] | Bad debt provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net change in deferred tax liability		2,596	3,061
(Charged) Net [Member] | Other Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net change in deferred tax liability			213
Movement [Member] | Write off of intangibles [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	59,767	97,213	48,844
Movement [Member] | Write off of tangibles [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	11,164	8,424	12,234
Movement [Member] | Accounting of lease contracts according to IAS 17 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	191,956	14,091	253,125
Movement [Member] | Accounting of investment properties [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	(225,124)	(272,437)	(481,360)
Movement [Member] | Mark to market on derivative instruments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss		53,034	10,537
Movement [Member] | Loss on investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss		(30,470)	273,955
Movement [Member] | Bad debt provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	2,780	397	5,538
Movement [Member] | Provision for risk [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss		217
Movement [Member] | Other Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	(24,676)	(775)	(487)
Deferred Liabilities [Member] | Write off of tangibles [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	(48,009)	(149,164)	(120,387)
Deferred Liabilities [Member] | Accounting of lease contracts according to IAS 17 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	(1,997,805)	(1,574,288)	(1,606,270)
Net change in deferred tax liability	(1,997,805)	(1,574,289)	(1,606,270)
Deferred Liabilities [Member] | Accounting of investment properties [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	(948,648)	(1,107,110)	(1,436,973)
Deferred Liabilities [Member] | Loss on investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	$ (263,732)	$ (231,484)	$ (268,103)